Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

2022 Pay Versus Performance

We are providing the following required information about the relationship between executive compensation actually paid and certain financial performance of Cohu as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K. Further details regarding Cohu’s variable pay-for-performance philosophy and how Cohu aligns executive compensation with company performance, refer to the Executive Compensation and Other Information above in the CD&A.

2022 Pay Versus Performance Table

Compensation Actual Paid (“CAP”)

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Other NEOs (3)	Average Compensation Actually Paid to Other NEOs (4)	Total Share- holder Return (5)	Peer Group Total Share- holder Return (6)	Net Income (7)	3-Year Relative TSR (Percentile
	($)	($)	($)	($)	($)	($)	($M)	Ranking) (8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	5,315,286	5,408,284	1,546,037	1,547,883	144.12	124.23	96.8	75th
2021	4,582,416	959,803	1,360,173	597,988	170.92	171.53	167.3	33rd
2020	3,315,895	12,097,614	1,093,312	3,117,583	174.25	130.92	(13.8)	67th

(1)

The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Müller, our Chief Executive Officer (“CEO”) for each corresponding year in the “Total” column of the Summary Compensation Table found above in the CD&A.

(2)

The dollar amounts reported in column (c) are the amount of “compensation actually paid” to Dr. Müller as defined by Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Müller during the applicable year. The adjustments made to Dr. Müller’s total compensation for each year to determine the CAP are detailed in the CEO Summary Compensation Table Total to CAP Reconciliation table below.

(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Dr. Müller, our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts and “compensation actually paid” in of 2021 and 2022 are as follows: Mr. Jeffrey Jones, Mr. Christopher Bohrson, Mr. Thomas Kampfer and Mr. Ian Lawee. The NEOs included for purpose of calculating the average amounts and “compensation actually paid” in 2020 are as follows: Mr. Jeffrey Jones, Mr. Christopher Bohrson, Mr. Thomas Kampfer and Mr. Pascal Ronde.

(4)

The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Dr. Müller), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Dr. Müller) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K. The adjustments made to the NEO’s total compensation for each year to determine the CAP are detailed in the Average Other NEO Summary Compensation Table Total to CAP Reconciliation table below.

(5)	Cumulative TSR is calculated assuming a $100 investment in Cohu’s common stock, on December 29, 2019.

(6)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the custom Peer Group Index as reported in the Comparative Stock Performance Graph in Cohu’s 2022 From 10-K and is made up of, Advanced Energy Industries, Alpha and Omega Semiconductor, Axcelis Technologies, Badger Meter, Cirrus Logic, FormFactor, Harmonic, Ichor Holdings, Kulicke and Soffa Industries, Macom Technologies Solutions, Maxlinear, National Instruments, Novanta, Onto Innovation, OSI, Photronics, Smart Global Holdings, Ultra Clean Holdings and Veeco Instruments.

(7)	The dollar amounts reported represent the amount of net income reflected in Cohu’s audited financial statements for the applicable year.

(8)

The Relative Total Shareholder Return (“RTSR”) Percentile reflects the results from Cohu’s annual Long-Term Incentive plan as described in the CD&A. While Cohu uses numerous financial and non-financial performance measures for the purpose of evaluating performance for compensation programs, Cohu determined that the RTSR Percentile represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to company performance.

PEO Total Compensation Amount	$ 5,315,286	$ 4,582,416	$ 3,315,895
PEO Actually Paid Compensation Amount	$ 5,408,284	959,803	12,097,614
Adjustment To PEO Compensation, Footnote [Text Block]

To calculate the CAP, the following amounts were deducted from and added to the Summary Compensation Table (“SCT”) total compensation.

CEO SCT Total to CAP Reconciliation

Year	Reported Summary Compensation Table Total for CEO	Reported Value of Equity Awards (1)	Equity Award Adjustments (2)	Reported Change in the Actuarial Present Value of Pension Benefits (3)	Pension Benefits (3)	CAP to CEO
	($)	($)	($)	($)	($)	($)
2022	5,315,286	(3,321,901)	3,412,877	N/A	N/A	5,408,284
2021	4,582,416	(2,891,579)	(731,034)	N/A	N/A	959,803
2020	3,315,895	(2,138,683)	10,920,402	N/A	N/A	12,097,614

(1)	The grant date fair value of equity awards represents the amounts reported in the “Stock Awards” column in the SCT for each applicable year.

(2)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are detailed in the Equity Component of CAP Reconciliation tables that follow.

(3)	Neither the CEO nor any other NEO has Pension Benefits.

CEO Equity Component of CAP Reconciliation

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
	($)	($)	($)	($)	($)	($)	($)
2022	4,186,243	(287,392)	-	63,290	(549,263)	-	3,412,877
2021	2,406,455	(3,329,004)	-	191,056	-	-	(731,034)
2020	7,919,582	3,665,406	-	(473,527)	(191,059)	-	10,920,402

Non-PEO NEO Average Total Compensation Amount	$ 1,546,037	1,360,173	1,093,312
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,547,883	597,988	3,117,583
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Other NEOs SCT Total to CAP Reconciliation

Year	Average Reported Summary Compensation Table Total for Other NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (1)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefits	Average CAP to Other NEOs
	($)	($)	($)	($)	($)	($)
2022	1,546,037	(693,436)	695,282	N/A	N/A	1,547,883
2021	1,360,173	(610,078)	(152,107)	N/A	N/A	597,988
2020	1,093,312	(468,046)	2,492,317	N/A	N/A	3,117,583

(1)	The amounts deducted or added in calculating the equity award adjustments are detailed in the Equity Component of CAP Reconciliation tables that follow.

Other NEO Equity Component of CAP Reconciliation

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
	($)	($)	($)	($)	($)	($)
2022	873,864	(61,393)	-	(1,846)	(115,343)	695,282
2021	507,725	(695,566)	-	35,734	-	(152,107)
2020	1,653,794	967,413	-	(96,793)	(32,097)	2,492,317

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

We selected our Comparative Stock Performance Graph custom Peer Group Index for the Cumulative TSR metric as it is comprised from companies within our industry and we believe reflects an appropriate comparison group for executive compensation. Cohu’s Cumulative TSR (calculated assuming a $100 investment in Cohu’s common stock, on December 29, 2019) has equaled or outperformed our peer group for the three years being compared. There does not appear to be a direct correlation between the performance of Cumulative TSR to CAP as discussed above.

Compensation Actually Paid vs. Net Income [Text Block]	Cohu does not use Net Income in determining compensation paid to any of our CEO and other NEOs. This data is reported to comply with the requirements of Item 402(v) of Regulation S-K.
Compensation Actually Paid vs. Company Selected Measure [Text Block]

Cohu uses its 3-year Relative TSR percentile ranking compared to a defined Peer Group to determine the number of shares earned under the Long-Term Incentive Plan as described above in the Performance Stock Unit Awards section of the CD&A. We selected this metric as we feel it has the most direct impact on compensation levels earned by our CEO and other NEOs. Cohu’s TSR Percentile Ranking was in the top third of our peer group for two of the three years being compared. While there is a general directional relationship of CAP to the TSR Percentile Ranking, the amplitude of CAP does not appear to be have a direct correlation to the level of TSR Percentile Ranking for the reasons discussed above.

Tabular List [Table Text Block]

2022 Tabular List of Financial Performance Measures

We use three financial performance measures to determine the compensation of our CEO and all other NEOs as discussed in the CD&A above.

●	Non-GAAP Pretax Income
●	Four-year Rolling Sales Growth
●	Relative Total Shareholder Return (RTSR) of Cohu stock versus the Russel 2000 Index

Non-GAAP Pretax Income and the Four-year Rolling Sales metrics are used to determine the Short-Term Incentive Program and the RTSR versus the Russel 2000 Index is used in the to determine the Long-Term Incentive Program earned Performance Share Units. These two programs determine a significant proportion of our CEO and other NEO’s annual compensation earned.

Total Shareholder Return Amount	$ 144.12	170.92	174.25
Peer Group Total Shareholder Return Amount	124.23	171.53	130.92
Net Income (Loss)	$ 96,800,000	$ 167,300,000	$ (13,800,000)
Company Selected Measure Amount	75	33	67
Additional 402(v) Disclosure [Text Block]

Major Elements of Relationship of Pay versus Performance

As described in greater detail in the CD&A, Cohu’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics used for both our long-term and short-term incentive programs are selected to incentivize our NEOs to increase the value of our enterprise to our shareholders. The most important financial performance measures used by Cohu to link executive compensation actually paid to the NEOs for the most recently completed fiscal year are:

●	Relative Total Shareholder Return
●	Profitability
●	Sales Growth

These measures are not all reflected in the Pay versus Performance table above and as Cohu generally seeks to incentivize long-term performance, we do not specifically align performance measures with compensation actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. As the table and subsequent charts show, the required equity adjustments to determine CAP results in yearly swings in CAP levels that are heavily influenced by timing of past equity awards and stock price fluctuation rather than actual company or executive performance in any given year. We are providing the following required descriptions of the relationships between information presented in the Pay versus Performance table.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Pretax Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Four-year Rolling Sales Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return (RTSR) of Cohu stock versus the Russel 2000 Index
PEO Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,321,901)	$ (2,891,579)	$ (2,138,683)
PEO Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,412,877	(731,034)	10,920,402
PEO Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,186,243	2,406,455	7,919,582
PEO Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(287,392)	(3,329,004)	3,665,406
PEO Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	63,290	191,056	(473,527)
PEO Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(549,263)	0	(191,059)
PEO Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,412,877	(731,034)	10,920,402
NEO Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(693,436)	(610,078)	(468,046)
NEO Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	695,282	(152,107)	2,492,317
NEO Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	873,864	507,725	1,653,794
NEO Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(61,393)	(695,566)	967,413
NEO Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,846)	35,734	(96,793)
NEO Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(115,343)	0	(32,097)
NEO Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 695,282	$ (152,107)	$ 2,492,317